Net operating costs (excluding items shown separately)	12 Months Ended
Dec. 31, 2021
Net Operating Costs Excluding Items Shown Separately [Abstract]
Net operating costs (excluding items shown separately)
4 Net operating costs (excluding items shown separately)

	Note	2021 US$m	2020 US$m	2019 US$m
Raw materials, consumables, repairs and maintenance		9,957	8,490	9,485
Amortisation of intangible assets	13	178	161	133
Depreciation of property, plant and equipment	14	4,519	4,118	4,251
Employment costs	5	5,513	4,770	4,522
Shipping and other freight costs		3,275	2,088	2,257
Decrease/(increase) in finished goods and work in progress(a)		29	(47)	42
Royalties		3,878	2,763	2,501
Amounts charged by equity accounted units(b)		1,160	958	1,136
Net foreign exchange losses/(gains)		14	300	(52)
Other external costs(c)		4,018	3,083	3,627
Loss on sale of property, plant and equipment		53	50	31
Gain on recognition of new wharf at Kitimat, Canada(d)		(336)	—	—
Provisions (including exchange differences on provisions)	25	1,906	894	753
Research and development		65	45	45
Costs included above capitalised or shown separately as exploration and evaluation costs(e)		(646)	(708)	(651)
Other operating income		(893)	(711)	(773)
Net operating costs (excluding items shown separately)		32,690	26,254	27,307
(a)Includes purchases of third party material to satisfy sales contracts.
a.Amounts charged by equity accounted units relate to toll processing and also include purchases from equity accounted units of bauxite and aluminium which are then processed by the product group or sold to third parties. Generally, purchases are in proportion to the Group’s share of the equity accounted unit but in 2021, US$121 million (2020: US$129 million; 2019: US$291 million) related to purchases of the other investors’ share of production.
b.In 2021, other external costs include US$502 million (2020: US$314 million, 2019: US$327 million) of short-term lease costs and US$34 million (2020: US$30 million, 2019 US$15 million) of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 22.
c.On 3 December 2021 we recognised a new wharf at Kitimat, Canada within Property, plant and equipment that was built and paid for by LNG Canada. The gain on recognition has been excluded from underlying earnings, refer to note 2 and note 6.
d.In 2021, US$445 million (2020: US$537 million; 2019: US$469 million) of operating costs were capitalised and US$201 million (2020: US$171 million; 2019: US$182 million) of costs were shown separately within “Exploration and evaluation costs” in the Group income statement.